CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)		Dec. 31, 2014 CNY (¥)
Current assets:
Cash and cash equivalents	$ 55,049	¥ 356,599		¥ 252,174
Short-term bank time deposits	$ 1,389	¥ 9,000		24,000
Long-term bank time deposits due within one year				3,256
Restricted cash	$ 19	¥ 124		37,423
Accounts receivable, net of allowance for doubtful accounts	$ 24,260	¥ 157,153		136,568
Bills receivable				400
Amounts due from related parties	$ 755	¥ 4,893	[1]	3,366	[1]
Prepaid expenses, deposits and other current assets	33,532	217,216		245,254
Inventories	88,664	574,344		546,312
Deferred tax assets	1,050	6,802		2,038
Total current assets	204,718	1,326,131		1,250,791
Property and equipment, net	27,115	175,645		137,750
Rental deposits	6,907	44,740		42,257
Cost method investments	1,929	12,493		12,638
Intangible assets, net	387	2,509		2,509
Goodwill	8,402	54,425		51,819
Deferred tax assets	578	3,745		¥ 16,340
Other non-current assets	324	2,097
TOTAL ASSETS	250,360	1,621,785		¥ 1,514,104
Current liabilities:
Accounts payable	71,181	461,098		409,428
Amounts due to related parties	3,644	23,607	[2]	25,636	[2]
Accrued expenses and other payables	20,194	130,812		122,236
Deferred income	4,396	28,475		25,715
Income tax payable	5,096	33,013		25,743
Total current liabilities	104,511	677,005		608,758
Deferred income	1,795	11,626		15,677
Deferred tax liabilities	3,001	19,440		14,711
Other non-current liabilities	6,537	42,344		43,326
Total liabilities	115,844	750,415		682,472
Shareholders' equity:
Share capital - ordinary shares USD 0.0001 par value: 360,000,000 shares authorized; 197,446,940 shares issued and outstanding as of December 31, 2014 and 2015	24	158		158
Additional paid-in capital	98,852	640,341		640,341
Accumulated other comprehensive loss	(6,458)	(41,834)		(41,746)
Retained earnings	42,098	272,705		232,879
Total shareholders' equity	$ 134,516	¥ 871,370		¥ 831,632
Commitments and contingencies
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 250,360	¥ 1,621,785		¥ 1,514,104

[1]	The amounts due from related parties represent the following:
[2]	The balances represent amounts due to Neptunus Group and its affiliates in connection with the purchase of merchandise as described in Note 21(a) above.